INVESTMENTS IN AVAILABLE-FOR-SALE FIXED MATURITY SECURITIES - Amortized Cost and Fair Value of Available-for-Sale Fixed Maturity Securities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 16,987		$ 17,606
Gross Unrealized Gains	39		50
Gross Unrealized Losses	(1,154)		(1,310)
Allowance for Credit Losses	(39)	$ (23)	(30)	$ 0	$ 0
Fair Value	15,833		16,316
U.S. treasury and government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	174		148
Gross Unrealized Gains	0		0
Gross Unrealized Losses	(37)		(38)
Allowance for Credit Losses	0		0
Fair Value	137		110
U.S. states and political subdivisions
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	835		880
Gross Unrealized Gains	0		0
Gross Unrealized Losses	(24)		(25)
Allowance for Credit Losses	0		0
Fair Value	811		855
Foreign governments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	542		353
Gross Unrealized Gains	2		1
Gross Unrealized Losses	(19)		(36)
Allowance for Credit Losses	0		0
Fair Value	525		318
Corporate debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	13,659		14,379
Gross Unrealized Gains	21		35
Gross Unrealized Losses	(1,017)		(1,135)
Allowance for Credit Losses	(23)	(13)	(24)	0	0
Fair Value	12,640		13,255
Residential mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	127		133
Gross Unrealized Gains	0		0
Gross Unrealized Losses	(4)		(6)
Allowance for Credit Losses	0		0	0	0
Fair Value	123		127
Commercial mortgage-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	465		422
Gross Unrealized Gains	3		5
Gross Unrealized Losses	(24)		(19)
Allowance for Credit Losses	0		0
Fair Value	444		408
Collateralized debt securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,185		1,291
Gross Unrealized Gains	13		9
Gross Unrealized Losses	(29)		(51)
Allowance for Credit Losses	(16)	$ (10)	(6)	$ 0	$ 0
Fair Value	$ 1,153		$ 1,243